DEBT AND CREDIT SOURCES - Prepaid Forward (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022	Sep. 29, 2020	Jul. 17, 2020
Equity, Class of Treasury Stock [Line Items]
Remeasurement loss (gain) on prepaid forward	$ (18,363)	$ 2,411	$ (34,468)
Prepaid forward
Equity, Class of Treasury Stock [Line Items]
Authorized amount					$ 40,000
Floor percentage				20.00%
Remaining shares to be delivered (in shares)				2.5
Prepaid Forward	16,300	35,700
Remeasurement loss (gain) on prepaid forward	$ (18,400)	$ 2,400	$ (34,500)